Segmented Information	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Segmented Information
Note 20    Segmented Information
The Company’s reporting segments are Asia, Canada, U.S., Global WAM and Corporate and Other. Each reporting segment is responsible for managing its operating results, developing products, defining strategies for services and distribution based on the profile and needs of its business and market. The Company’s significant product and service offerings by the reporting segments are mentioned below.
Wealth and asset management businesses (Global WAM)
– branded as Manulife Investment Management, provides investment advice and innovative solutions to retirement, retail, and institutional clients. Products and services are distributed through multiple distribution channels, including agents and brokers affiliated with the Company, independent securities brokerage firms and financial advisors pension plan consultants and banks.
Insurance and annuity products (Asia, Canada and U.S.)
– include a variety of individual life insurance, individual and group long-term care insurance and guaranteed and partially guaranteed annuity products. Products are distributed through multiple distribution channels, including insurance agents, brokers, banks, financial planners and direct marketing. Manulife Bank of Canada offers a variety of deposit and credit products to Canadian customers.
Corporate and Other Segment
– comprised of investment performance of assets backing capital, net of amounts allocated to operating segments; costs incurred by the corporate office related to shareholder activities (not allocated to the operating segments); financing costs; Property and Casualty Reinsurance Business; and
run-off
reinsurance operations including variable annuities and accident and health.
Reporting segments
The following table presents results by reporting segments.

As at and for the year ended December 31, 2022	Asia	Canada	U.S.	Global WAM	Corporate and Other	Total
Revenue
Life and health insurance	$18,690	$9,945	$6,579	$–	$269	$35,483
Annuities and pensions	2,786	447	(863)	–	–	2,370
Net premium income	21,476	10,392	5,716	–	269	37,853
Net investment income (loss)	(7,972)	(7,911)	(13,003)	(39)	(945)	(29,870)
Other revenue	1,458	1,426	458	6,350	(528)	9,164
Total revenue	14,962	3,907	(6,829)	6,311	(1,204)	17,147
Contract benefits and expenses
Life and health insurance	4,976	5,945	(11,868)	–	431	(516)
Annuities and pensions	2,667	(8,738)	(2,753)	41	–	(8,783)
Net benefits and claims	7,643	(2,793)	(14,621)	41	431	(9,299)
Interest expense	234	573	67	7	469	1,350
Other expenses	5,024	3,506	2,847	4,717	255	16,349
Total contract benefits and expenses	12,901	1,286	(11,707)	4,765	1,155	8,400
Income (loss) before income taxes	2,061	2,621	4,878	1,546	(2,359)	8,747
Income tax recovery (expense)	(308)	(777)	(886)	(223)	629	(1,565)
Net income (loss)	1,753	1,844	3,992	1,323	(1,730)	7,182
Less net income (loss) attributed to:
Non-controlling interests	(4)	–	–	2	1	(1)
Participating policyholders	(467)	314	42	–	–	(111)
Net income (loss) attributed to shareholders	$2,224	$1,530	$3,950	$1,321	$(1,731)	$7,294
Total assets	$158,036	$155,049	$267,653	$231,154	$37,049	$848,941

As at and for the year ended December 31, 2021	Asia	Canada	U.S.	Global WAM	Corporate and Other	Total
Revenue
Life and health insurance	$20,428	$9,217	$6,338	$–	$147	$36,130
Annuities and pensions	2,558	344	33	–	–	2,935
Net premium income	22,986	9,561	6,371	–	147	39,065
Net investment income (loss)	4,889	1,469	5,061	28	177	11,624
Other revenue	1,696	1,336	1,824	6,513	(237)	11,132
Total revenue	29,571	12,366	13,256	6,541	87	61,821
Contract benefits and expenses
Life and health insurance	18,240	10,276	9,307	–	159	37,982
Annuities and pensions	2,638	(3,371)	(1,528)	101	–	(2,160)
Net benefits and claims	20,878	6,905	7,779	101	159	35,822
Interest expense	232	269	47	1	462	1,011
Other expenses	5,273	3,401	2,947	4,798	444	16,863
Total contract benefits and expenses	26,383	10,575	10,773	4,900	1,065	53,696
Income (loss) before income taxes	3,188	1,791	2,483	1,641	(978)	8,125
Income tax recovery (expense)	(445)	(336)	(385)	(233)	186	(1,213)
Net income (loss)	2,743	1,455	2,098	1,408	(792)	6,912
Less net income (loss) attributed to:
Non-controlling interests	253	–	–	2	–	255
Participating policyholders	(567)	101	18	–	–	(448)
Net income (loss) attributed to shareholders	$3,057	$1,354	$2,080	$1,406	$(792)	$7,105
Total assets	$162,970	$169,736	$290,838	$259,363	$34,736	$917,643
Geographical location
The results of the Company’s reporting segments differ from its geographical location primarily due to the allocation of Global WAM and Corporate and Other segments into the geographical location to which its businesses relate.
The following table presents results by geographical location.

For the year ended December 31, 2022	Asia	Canada	U.S.	Other	Total
Revenue
Life and health insurance	$18,786	$9,615	$6,580	$502	$35,483
Annuities and pensions	2,786	447	(863)	–	2,370
Net premium income	21,572	10,062	5,717	502	37,853
Net investment income (loss)	(8,468)	(8,435)	(13,288)	321	(29,870)
Other revenue	2,702	3,246	3,217	(1)	9,164
Total revenue	$15,806	$4,873	$(4,354)	$822	$17,147

For the year ended December 31, 2021	Asia	Canada	U.S.	Other	Total
Revenue
Life and health insurance	$20,515	$8,905	$6,340	$370	$36,130
Annuities and pensions	2,558	344	33	–	2,935
Net premium income	23,073	9,249	6,373	370	39,065
Net investment income (loss)	5,313	1,255	4,830	226	11,624
Other revenue	2,818	3,363	4,952	(1)	11,132
Total revenue	$31,204	$13,867	$16,155	$595	$61,821